Financial instruments	12 Months Ended
Dec. 31, 2020
Financial instruments
Financial instruments

23.    Financial instruments

The following tables show the carrying amounts and fair values of the Company’s financial instruments at December 31, 2020 and December 31, 2019:

Carrying amount and fair value of financial instruments

in € THOUS

December 31, 2020	Carrying amount					Fair value
	Amortized
	cost	FVPL	FVOCI	Not classified	Total	Level 1	Level 2	Level 3

Cash and cash equivalents (1)	781,029	300,510	—	—	1,081,539	300,367	143	—
Trade accounts and other receivables from unrelated parties	3,080,770	—	—	72,275	3,153,045	—	—	—
Accounts receivable from related parties	91,438	—	—	—	91,438	—	—	—
Derivatives - cash flow hedging instruments	—	—	—	1,130	1,130	—	1,130	—
Derivatives - not designated as hedging instruments	—	5,367	—	—	5,367	—	5,367	—
Equity investments	—	191,739	56,911	—	248,650	11,911	48,221	188,518
Debt securities	—	103,387	297,954	—	401,341	396,392	4,949	—
Other financial assets	195,926	—	—	108,830	304,756	—	—	—
Other current and non-current assets	195,926	300,493	354,865	109,960	961,244	—	—	—
Financial assets	4,149,163	601,003	354,865	182,235	5,287,266	—	—	—

Accounts payable to unrelated parties	731,993	—	—	—	731,993	—	—	—
Accounts payable to related parties	95,401	—	—	—	95,401	—	—	—
Short-term debt	79,270	—	—	—	79,270	—	—	—
Long-term debt	7,808,460	—	—	—	7,808,460	6,764,681	1,404,640	—
Lease liabilities	—	—	—	4,492,287	4,492,287	—	—	—
Derivatives - cash flow hedging instruments	—	—	—	1,667	1,667	—	1,667	—
Derivatives - not designated as hedging instruments	—	39,281	—	—	39,281	—	39,281	—
Variable payments outstanding for acquisitions	—	66,359	—	—	66,359	—	—	66,359
Put option liabilities	—	—	—	882,422	882,422	—	—	882,422
Other financial liabilities	1,537,783	—	—	—	1,537,783	—	—	—
Other current and non-current liabilities	1,537,783	105,640	—	884,089	2,527,512	—	—	—
Financial liabilities	10,252,907	105,640	—	5,376,376	15,734,923	—	—	—
(1)	Highly liquid short-term investments are mainly categorized in level 1 of the fair value hierarchy. Cash and cash equivalents measured at amortized cost is not categorized.

Carrying amount and fair value of financial instruments

in € THOUS

December 31, 2019	Carrying amount					Fair value
	Amortized
	cost	FVPL	FVOCI	Not classified	Total	Level 1	Level 2	Level 3

Cash and cash equivalents (1)	841,046	166,677	—	—	1,007,723	166,677	—	—
Trade accounts and other receivables from unrelated parties	3,343,873	—	—	77,473	3,421,346	—	—	—
Accounts receivable from related parties	159,196	—	—	—	159,196	—	—	—
Derivatives - cash flow hedging instruments	—	—	—	107	107	—	107	—
Derivatives - not designated as hedging instruments	—	2,406	—	—	2,406	—	2,406	—
Equity investments	—	186,273	50,975	—	237,248	13,110	41,084	183,054
Debt securities	—	107,988	261,833	—	369,821	365,170	4,651	—
Other financial assets	141,355	—	—	111,649	253,004	—	—	—
Other current and non-current assets	141,355	296,667	312,808	111,756	862,586	—	—	—
Financial assets	4,485,470	463,344	312,808	189,229	5,450,851	—	—	—

Accounts payable to unrelated parties	716,526	—	—	—	716,526	—	—	—
Accounts payable to related parties	118,663	—	—	—	118,663	—	—	—
Short-term debt	1,171,853	—	—	—	1,171,853	—	—	—
Long-term debt	7,905,557	—	—	—	7,905,557	5,555,475	2,537,932	—
Lease liabilities	—	—	—	4,705,038	4,705,038	—	—	—
Derivatives - cash flow hedging instruments	—	—	—	2,534	2,534	—	2,534	—
Derivatives - not designated as hedging instruments	—	10,762	—	—	10,762	—	10,762	—
Variable payments outstanding for acquisitions	—	89,677	—	—	89,677	—	—	89,677
Put option liabilities	—	—	—	934,425	934,425	—	—	934,425
Other financial liabilities	1,414,464	—	—	—	1,414,464	—	—	—
Other current and non-current liabilities	1,414,464	100,439	—	936,959	2,451,862	—	—	—
Financial liabilities	11,327,063	100,439	—	5,641,997	17,069,499	—	—	—
(1)	Highly liquid short-term investments are categorized in level 1 of the fair value hierarchy. Cash and cash equivalents measured at amortized cost is not categorized.

Derivative and non-derivative financial instruments are categorized in the following three-tier fair value hierarchy that reflects the significance of the inputs in making the measurements. Level 1 inputs are quoted prices in active markets. Level 2 is defined as inputs other than quoted prices in active markets that are directly or indirectly observable. Level 3 is defined as unobservable inputs for which little or no market data exists, therefore requiring the Company to develop its own assumptions. Fair value information is not provided for financial instruments, if the carrying amount is a reasonable estimate of fair value due to the relatively short period of maturity of these instruments. Transfers between levels of the fair value hierarchy have not occurred as of December 31, 2020. The Company accounts for transfers at the end of the reporting period. At September 30, 2019 the Company transferred its Humacyte investment with a carrying amount of €186,427 from Level 2 to Level 3, because the Company remeasured the fair value using a discounted cash flow model after events or changes in circumstances were identified that had a significant effect on the fair value of the investment.

Non-derivative financial instruments

The significant methods and assumptions used for the classification and measurement of non-derivative financial instruments are as follows:

The Company assessed its business models and the cash flow characteristics of its financial assets. The vast majority of the non-derivative financial assets are held in order to collect the contractual cash flows. The contractual terms of the financial assets allow the conclusion that the cash flows represent payment of principle and interest only. Trade accounts and other receivables from unrelated parties, Accounts receivable from related parties and Other financial assets are consequently measured at amortized cost.

Cash and cash equivalents are comprised of cash funds and other short-term investments. Cash funds are measured at amortized cost. Short-term investments are highly liquid and readily convertible to known amounts of cash. Short-term investments are measured at FVPL. The risk of changes in fair value is insignificant.

Equity investments are not held for trading. At initial recognition the Company elected, on an instrument-by-instrument basis, to represent subsequent changes in the fair value of individual strategic investments in OCI. All equity investments for which changes in fair value are recorded in OCI relate to purchases of publicly traded shares or percentage ownership of companies in the health sciences or adjacent fields and are made up of individually non-significant investments. At December 31, 2020, the Company held 12 non-listed equity investments (December 31, 2019: 12) and 1 listed equity investment (December 31, 2019: 1). During 2020, gains of €11,385 were transferred from OCI to retained earnings as one investment was disposed of and another was fully consolidated during the year. There were no dividends recognized during 2020 and 2019 from these equity investments. If equity investments are quoted in an active market, the fair value is based on price quotations at the period-end-date. From time to time the Company engages external valuation firms to determine the fair value of Level 3 equity investments. The external valuation uses a discounted cash flow model, which includes significant unobservable inputs such as investment specific forecasted financial statements, weighted average cost of capital, that reflects current market assessments as well as a terminal growth rate. The Company's listed and non-listed equity investments measured at FVOCI had the following fair values at December 31, 2020 and 2019:

Equity investments measured at FVOCI
in € THOUS
	2020	2019

Listed equity investments	11,911	13,110
Non-listed equity investments	45,000	37,865
Equity investments FVOCI	56,911	50,975

The majority of the debt securities are held within a business model whose objective is achieving both contractual cash flows and sell the securities. The standard coupon bonds give rise on specified dates to cash flows that are solely payments of principal and interest on the outstanding principal amount. Subsequently these financial assets have been classified as FVOCI. The smaller part of debt securities does not give rise to cash flows that are solely payments of principle and interest. Consequently, these securities are measured at FVPL. In general, most of the debt securities are quoted in an active market.

Long-term debt is initially recognized at its fair value. The fair values of major long-term debt are calculated on the basis of market information. Liabilities for which market quotes are available are measured using these quotes. The fair values of the other long-term debt are calculated at the present value of the respective future cash flows. To determine these present values, the prevailing interest rates and credit spreads for the Company as of the balance sheet date are used.

Variable payments outstanding for acquisitions are recognized at their fair value. The estimation of the individual fair values is based on the key inputs of the arrangement that determine the future contingent payment as well as the Company’s expectation of these factors. The Company assesses the likelihood and timing of achieving the relevant objectives. The underlying assumptions are reviewed regularly.

Put option liabilities are recognized at the present value of the exercise price of the option. The exercise price of the option is generally based on fair value. The methodology the Company uses to estimate the fair values assumes the greater of net book value or a multiple of earnings, based on historical earnings, development stage of the underlying business and other factors. From time to time the Company engages external valuation firms for the valuation of the put options. The external valuation estimates the fair values using a combination of discounted cash flows and a multiple of earnings and/or revenue. The put option liabilities are discounted at a pre-tax discount rate that reflects current market assessments of the time value of money and the risks specific to the liability. The estimated fair values of these put options can also fluctuate, and the discounted cash flows as well as the implicit multiple of earnings and/or revenue at which these obligations may ultimately be settled could vary significantly from the Company’s current estimates depending upon market conditions. For the purpose of analyzing the impact of changes in unobservable inputs on the fair value measurement of put option liabilities, the Company assumes an increase on earnings of 10% compared to the actual estimation as of the balance sheet date. The corresponding increase in fair value of €63,362 is then compared to the total liabilities and the shareholder's equity of the Company. This analysis shows that an increase of 10% in the relevant earnings would have an effect of less than 1% on the total liabilities and less than 1% on the shareholder's equity of the Company.

At December 31, 2020, 2019 and 2018 the Company's potential obligations under these put option liabilities, which are recorded in other current liabilities and other non-current liabilities, were €882,422,  €934,425 and €818,871, respectively. At December 31, 2020, 2019 and 2018, put option liabilities with an aggregate purchase obligation of €395,759,  €385,924 and €408,525, respectively, were exercisable. In the last three fiscal years ending December 31, 2020, 231 such put options have been exercised for a total consideration of €98,936.

Following is a roll forward of Level 3 financial instruments at December 31, 2020, 2019 and 2018:

Reconciliation from beginning to ending balance of level 3 financial instruments in € THOUS

	2020			2019			2018
		Variable			Variable		Variable
		payments			payments		payments
	Equity	outstanding for	Put option	Equity	outstanding for	Put option	outstanding for	Put option
	investments	acquisitions	liabilities	investments	acquisitions	liabilities	acquisitions	liabilities

Beginning balance at January 1,	183,054	89,677	934,425	—	172,278	818,871	205,792	830,773
Transfer from Level 2	—	—	—	186,427	—	—	—	—
Increase	—	17,253	51,388	2,233	4,828	109,109	19,051	53,731
Decrease	—	(35,764)	(99,877)	—	(43,941)	(20,269)	(15,734)	(50,706)
Gain / loss recognized in profit or loss(1)	22,489	(1,996)	—	128	(41,537)	—	(36,327)	—
Gain / loss recognized in equity	—	—	73,993	—	—	14,523	—	(48,075)
Dividends	—	—	—	—	—	—	—	—
Foreign currency translation and other changes	(17,025)	(2,811)	(77,507)	(5,734)	(1,951)	12,191	(504)	33,148
Ending balance at December 31,	188,518	66,359	882,422	183,054	89,677	934,425	172,278	818,871

(1)	Includes realized and unrealized gains / losses.

Derivative financial instruments

Derivative financial risks

The Company is exposed to effects related to foreign exchange fluctuations in connection with its international business activities that are denominated in various currencies. In order to finance its business operations, the Company issues bonds and enters mainly into long-term credit agreements with banks. Due to these financing activities, the Company is exposed to changes in the interest rate as well as to price risks of balance sheet items with a fixed interest rate.

In order to manage the risk of currency exchange rate and interest rate fluctuations, the Company enters into various hedging transactions by means of derivative instruments with highly rated financial institutions (generally investment grade) as authorized by the Company’s General Partner. On a quarterly basis, the Company performs an assessment of its counterparty credit risk. The Company currently considers this risk to be low (as the counterparties are generally investment grade). The Company’s policy, which has been consistently followed, is that financial derivatives be used only for the purpose of hedging foreign currency and interest rate exposure.

In certain instances, the Company enters into derivative contracts that do not qualify for hedge accounting but are utilized for economic purposes (“economic hedges”). The Company does not use financial instruments for trading purposes. The Company established guidelines for risk assessment procedures and controls for the use of financial instruments. They include a clear segregation of duties with regard to execution on one side and administration, accounting and controlling on the other.

To reduce the credit risk arising from derivatives the Company entered into Master Netting Agreements with banks. Through such agreements, positive and negative fair values of the derivative contracts could be offset against one another if a partner becomes insolvent. This offsetting is valid for transactions where the aggregate amount of obligations owed to and receivable from are not equal. If insolvency occurs, the party which owes the larger amount is obliged to pay the other party the difference between the amounts owed in the form of one net payment.

These master netting agreements do not provide a basis for offsetting the fair values of derivative financial instruments in the statement of financial position as the offsetting criteria under IFRS are not satisfied.

At December 31, 2020 and December 31, 2019, the Company had €6,452 and €2,108 of derivative financial assets subject to netting arrangements and €40,724 and €12,355 of derivative financial liabilities subject to netting arrangements. Offsetting these derivative financial instruments would have resulted in net assets of €1,192 and €137 as well as net liabilities of €35,464 and €10,384 at December 31, 2020 and December 31, 2019, respectively.

The Company calculates benchmarks for individual exposures in order to quantify interest and foreign exchange risks. The benchmarks are derived from achievable and reasonable market rates. Depending on the individual benchmarks, hedging strategies are agreed on and implemented.

In connection with the issuance of the Convertible Bonds in September 2014, the Company purchased Share Options. Any change in the Company’s share price above the conversion price would be offset by a corresponding value change in the Share Options. The Share Options expired in November 2019.

Market risk

Foreign exchange risk management

The Company conducts business on a global basis in various currencies, though a majority of its operations are in Germany and the United States. For financial reporting purposes, the Company reports in euro pursuant to Section 315e and Section 244 HGB. Therefore, changes in the rate of exchange between the euro and the local currencies in which the financial statements of the Company’s international operations are maintained, affect its results of operations and financial position as reported in its consolidated financial statements.

Additionally, individual subsidiaries are exposed to transactional risks mainly resulting from intercompany purchases between production sites and other subsidiaries with different functional currencies. This exposes the subsidiaries to fluctuations in the rate of exchange between the invoicing currencies and the currency in which their local operations are conducted. For the purpose of hedging existing and foreseeable foreign exchange transaction exposures the Company enters into foreign exchange forward contracts.

The notional amounts of foreign exchange contracts in place that are designated and qualify as cash flow hedges totaled €134,637 and €115,263 at December 31, 2020 and December 31, 2019, respectively. At December 31, 2020, the Company had foreign exchange derivatives with maturities of up to 14 months. Earnings of the Company were not materially affected by hedge ineffectiveness in the reporting period since the critical terms of the interest and foreign exchange derivatives matched mainly the critical terms of the underlying exposures.

The Company also enters into derivative contracts for forecasted product purchases and sales and for intercompany loans in foreign currencies which do not qualify for hedge accounting but are utilized for economic hedges as defined above. The notional amounts of economic hedges totaled €1,537,416 and €626,585 at December 31, 2020 and December 31, 2019, respectively.

The Company uses a Cash-Flow-at-Risk (CFaR) model in order to estimate and quantify transaction risks from foreign currencies. The basis for the analysis of the currency risks are the foreign currency cash flows that are reasonably expected to arise within the following twelve months, less any hedges. Under the CFaR approach, the potential currency fluctuations of these net exposures are shown as probability distributions based on historical volatilities and correlations of the preceding 250 business days. The calculation is made assuming a confidence level of 95% and a holding period of up to one year. The aggregation of currency risks has risk-mitigating effects due to correlations between the transactions concerned, i.e. the overall portfolio's risk exposure is generally less than the sum total of the underlying individual risks. Based on a net exposure of €1,565,589, the Company’s CFaR amounts to €59,557 at December 31, 2020, this means with a probability of 95% a potential loss in relation to the forecasted foreign exchange cash flows of the next twelve months will be not higher than €59,557.

The following table shows the average hedging rate and the nominal amount of the foreign exchange forward contracts for the currencies with highest hedging volume at December 31, 2020:

Significant currency pairs

in € THOUS

	Nominal	Average
	amount	hedging rate

EUR/USD	988,595	1.1902
EUR/AUD	212,264	1.6303
EUR/GBP	58,273	0.9041

Interest rate risk management

The Company’s interest rate risks mainly arise from money market and capital market transactions of the group for financing its business activities.

For purposes of analyzing the impact of changes in the relevant reference interest rates on the Company’s results of operations, the Company calculates the portion of financial debt which bears variable interest rate and which has not been hedged by means of interest rate swaps or options against rising interest rates. For this particular part of its liabilities, the Company assumes an increase in the Reference Rates of 0.5% compared to the actual rates as of the balance sheet date. The corresponding additional annual interest expense is then compared to the Company’s net income. This analysis shows that an increase of 0.5% in the relevant Reference Rates would have an effect of less than 1% on the consolidated net income and less than 0.1% on the shareholder’s equity of the Company.

In addition, the Company also entered into interest rate hedges (“pre-hedges”) in anticipation of future long-term debt issuance. These pre-hedges are used to hedge interest rate exposures with regard to interest rates which are relevant for the future long-term debt issuance and which could rise until the respective debt is actually issued. These pre-hedges were settled at the issuance date of the corresponding long-term debt with the settlement amount recorded in AOCI amortized to interest expense over the life of the debt. At December 31, 2020 and December 31, 2019, the Company had €7,572 and €9,249, respectively, related to settlements of pre-hedges deferred in AOCI, net of tax.

Derivative financial instruments valuation

The following table shows the carrying amounts of the Company’s derivatives at December 31, 2020 and December 31, 2019:

Derivative financial instruments valuation

in € THOUS

	2020		2019
	Assets	Liabilities	Assets	Liabilities
Current
Foreign exchange contracts	1,103	(1,642)	107	(2,484)

Non-current
Foreign exchange contracts	27	(25)	—	(50)
Derivatives in cash flow hedging relationships	1,130	(1,667)	107	(2,534)

Current
Foreign exchange contracts	5,367	(39,281)	2,406	(10,762)

Non-current
Derivatives not designated as hedging instruments	5,367	(39,281)	2,406	(10,762)

The significant methods and assumptions used in estimating the fair values of derivative financial instruments are as follows:

The fair value of interest rate swaps is calculated by discounting the future cash flows on the basis of the market interest rates applicable for the remaining term of the contract as of the balance sheet date. To determine the fair value of foreign exchange forward contracts, the contracted forward rate is compared to the current forward rate for the remaining term of the contract as of the balance sheet date. The result is then discounted on the basis of the market interest rates prevailing at the balance sheet date for the applicable currency.

The Company’s own credit risk is incorporated in the fair value estimation of derivatives that are liabilities. Counterparty credit risk adjustments are factored into the valuation of derivatives that are assets. The Company monitors and analyses the credit risk from derivative financial instruments on a regular basis. For the valuation of derivative financial instruments, the credit risk is considered in the fair value of every individual instrument. The default probability is based upon the credit default swap spreads of each counterparty appropriate for the duration. The calculation of the credit risk considered in the valuation is performed by multiplying the default probability appropriate for the duration with the expected discounted cash flows of the derivative financial instrument.

The effect of financial instruments on the consolidated statements of income

The effects of financial instruments recorded in the consolidated statements of income consist of interest income of €41,137 (2019: €59,448), interest expense of €407,065 (2019: €486,039) as well as expected credit losses of €28,302 (2019: €42,315).

In the fiscal year 2020 net losses from foreign currency transactions amount to €15,919 (2019: net losses €4,901).

The following table shows the effect of derivatives in cash flow hedging relationship on the consolidated financial statement:

The effect of derivatives in cash flow hedging relationships on the consolidated financial statements in € THOUS

	Fair value gain	Fair value gain
	(loss) recognized in	(loss) recognized in		Amount	Amount
	AOCI on hedging	AOCI on hedging	Location of	reclassified	reclassified
	instrument (hedge	instrument (cost of	reclassified	from hedge	from cost of
	reserve)	hedging)	amounts from AOCI	reserve	hedging
For the year ended December 31, 2020
Interest rate contracts	—	—	Interest income/expense	1,249	—
Foreign exchange contracts	6,123	(2,062)	thereof:
			Revenue	(4,612)	1,990
			Costs of revenue	(2,662)	3,085
			Inventories	(286)	(46)
Total	6,123	(2,062)		(6,311)	5,029

For the year ended December 31, 2019
Interest rate contracts	(12,807)	—	Interest income/expense	2,753	—
Foreign exchange contracts	(3,189)	(1,473)	thereof:
			Revenue	1,331	1,480
			Costs of revenue	2,509	(1,913)
			Inventories	(269)	(55)
Total	(15,996)	(1,473)		6,324	(488)

The following table shows the effect of derivatives not designated as hedging instruments on the consolidated financial statements:

The effect of derivatives not designated as hedging instruments on the consolidated financial statements in € THOUS

		Amount of (gain) loss recognized in
	Location of (gain) loss recognized in	income on derivatives
	income on derivatives	for the year ended, December 31,
		2020	2019

Foreign exchange contracts	Selling, general and administrative expenses	48,925	7,686
Foreign exchange contracts	Interest income/expense	3,800	16,491
Derivatives embedded in the Convertible Bonds	Interest income/expense	—	(11,820)
Share Options to secure the Convertible Bonds	Interest income/expense	—	11,820
Derivatives not designated as hedging instruments		52,725	24,177

The following table shows when the cash flow from derivative financial instruments is expected to occur:

Cash Flow from derivative financial instruments

in € THOUS

	Expected in period of

	Less than 1 year	1 - 3 years	3 - 5 years	Over 5 years
2020
Designated as hedging instrument	(539)	2	—	—
Not designated as hedging instrument	(33,914)	—	—	—

2019
Designated as hedging instrument	(2,377)	(50)	—	—
Not designated as hedging instrument	(8,356)	—	—	—

Credit risk

The Company is exposed to potential losses in the event of non-performance by counterparties. With respect to derivative financial instruments it is not expected that any counterparty fails to meet its obligations as the counterparties are highly rated financial institutions (generally investment grade). The maximum credit exposure of derivatives is represented by the fair value of those contracts with a positive fair value at the balance sheet date. The maximum credit exposure of all derivatives amounted to €6,497 at December 31, 2020 (2019: €2,513). The maximum credit risk resulting from the use of non-derivative financial instruments is defined as the total amount of all financial assets. In order to control this credit risk, the Company’s management carries out an aging analysis of trade accounts and other receivables from unrelated parties. For details on the aging analysis and on expected credit losses, please see note 7.

Liquidity risk

The liquidity risk is defined as the risk that a company is potentially unable to meet its financial obligations. The Management of the Company manages the liquidity of the group by means of effective working capital and cash management as well as an anticipatory evaluation of refinancing alternatives. The Company’s management believes that existing credit facilities, net cash provided by operating activities and additional short-term debt are sufficient to meet the Company’s foreseeable demand for liquidity (see note 13).

The following table shows all non-discounted payments agreed by contract concerning financial liabilities and derivative financial instruments recorded in the consolidated balance sheets:

Payments agreed by contracts

in € THOUS

	Payments due by period of
	Less than 1 year	1 - 3 years	3 - 5 years	Over 5 years
2020
Accounts payable to unrelated parties	731,993	1	—	—
Accounts payable to related parties	95,401	—	—	—
Other current financial liabilities	1,537,782	—	—	—
Short-term debt(1)	79,270	—	—	—
Amended 2012 Credit Agreement(2)	138,326	1,043,542	—	—
Bonds	976,211	1,416,985	987,015	4,031,570
Other long-term debt	53,097	66,310	70,339	48,332
Lease liabilities(1)	735,890	1,375,720	1,026,391	2,053,642
Variable payments outstanding for acquisitions	19,313	18,687	28,261	8,273
Put option liabilities	645,784	102,142	93,357	74,648
Letters of credit	11,091	—	—	—
Derivative financial instruments - in cash flow hedging relationships	1,642	25	—	—
Derivative financial instruments - not designated as hedging instrument	39,281	—	—	—

2019
Accounts payable to unrelated parties	716,526	—	—	—
Accounts payable to related parties	118,663	—	—	—
Other current financial liabilities	1,414,464	—	—	—
Short-term debt(1)	1,171,853	—	—	—
Amended 2012 Credit Agreement(2)	577,115	1,424,798	—	—
Bonds and Convertible Bonds	1,004,042	1,686,586	1,109,894	2,166,434
Accounts Receivable Facility(2)	7,518	387,468	—	—
Other long-term debt	68,078	66,531	74,131	49,467
Lease liabilities(1)	789,145	1,479,119	1,112,401	2,190,926
Variable payments outstanding for acquisitions	34,253	26,710	26,325	9,503
Put option liabilities	654,963	114,950	136,163	69,190
Letters of credit	21,893	—	—	—
Derivative financial instruments - in cash flow hedging relationships	2,484	50	—	—
Derivative financial instruments - not designated as hedging instrument	10,762	—	—	—
(1)	Includes amounts from related parties.
(2)	Future interest payments for financial liabilities with variable interest rates were calculated using the latest interest rates fixed prior to December 31, 2020 and 2019.